Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($) $ in Thousands					1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2022	Feb. 01, 2022	Mar. 31, 2021	May 31, 2020	Aug. 31, 2023	Oct. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 06, 2024	Sep. 27, 2024	Aug. 12, 2024	Jul. 26, 2024	Jul. 01, 2024	May 31, 2024	Apr. 18, 2024	Jan. 19, 2024	Jan. 01, 2024
Related Party Transaction [Line Items]
Principal amount							$ 4,800		$ 2,500	$ 5,265		$ 200
Accrued interest amount							$ 813		388
Deferred compensation									$ 1,600
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							7,348,765		1,341,217					698,812			196,500
Issuance of common stock in lieu of cash per settlement agreement , shares							125,847	718,574	718,574	10,974
Contingently convertible note									$ 0	$ 1,200
Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														600,000		53,490	75,988
Promissory Note Loan Agreement [Member]
Related Party Transaction [Line Items]
Principal amount															$ 600
Note bears interest percentage															15.00%
Calidi Agreement [Member]
Related Party Transaction [Line Items]
Lease payment due					$ 500
Note bears interest percentage					24.00%
Subsequent Event [Member]
Related Party Transaction [Line Items]
Principal amount											$ 1,800
Note bears interest percentage																		12.00%
Loans Payable [Member]
Related Party Transaction [Line Items]
Principal amount										1,000
AJC Capital Director A Director E And Executive Officers Family Office [Member]
Related Party Transaction [Line Items]
Notes payable							$ 2,600
Principal amount							2,000
Accrued interest amount							$ 600
Director D [Member]
Related Party Transaction [Line Items]
Annual salary		$ 500
Bonus payable		$ 300
Director A [Member]
Related Party Transaction [Line Items]
Lease payment due	$ 9,166
Equity proceeds	10,000
Monthly advisory fee	9,166
Director A [Member] | Term Loan [Member]
Related Party Transaction [Line Items]
Principal amount			$ 500
Issuance of common stock in lieu of cash per settlement agreement , shares			100,000
Director A [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Lease payment due	100
Annual advisory fee	$ 100
AJC Capital [Member] | Term Loan [Member]
Related Party Transaction [Line Items]
Notes payable									1,800
Principal amount				$ 500
Issuance of common stock in lieu of cash per settlement agreement , shares				90,000
Notes payable remained									300
Short term liability									$ 300
AJC Capital [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Aggregate lease payment due						$ 200
Lease agreement description						As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.
AJC Capital [Member] | Maximum [Member] | Guaranty [Member]
Related Party Transaction [Line Items]
Guaranty of lease amount						$ 900
Relative Of OfficerA [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Officer loans payable																			$ 200
Note bears interest percentage																			12.00%
Director A Three [Member]
Related Party Transaction [Line Items]
Notes payable					$ 500
Note bears interest percentage					24.00%								14.00%
Deferred compensation					$ 500
AJC Capital Director A,E And Executive Officers Family Office [Member] | Term Loan [Member]
Related Party Transaction [Line Items]
Principal amount										$ 3,000